Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	$ 19,363	$ 23,039	$ 26,142
TAIWAN, PROVINCE OF CHINA
Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	8,689	10,576	11,608
CHINA
Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	6,363	7,872	9,500
UNITED STATES
Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	4,188	4,388	4,718
SINGAPORE
Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	59	98	155
Other Countries [Member]
Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	$ 64	$ 105	$ 161